Party-in-Interest and Related Party Transactions (Details) - EBP 018 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at Fair Value	$ 0	$ 2,627,180
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of Shares/Units (in shares)	256,991
Investments at Fair Value	$ 17,187,540